S000068775 [Member] Average Annual Total Returns	12 Months Ended	55 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	16.57%
MSCI USA Choice ESG Screened Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	26.29%	17.41%
iShares ESG Advanced MSCI USA ETF
Prospectus [Line Items]
Average Annual Return, Percent	26.15%	17.23%
Performance Inception Date		Jun. 16, 2020
iShares ESG Advanced MSCI USA ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.83%	16.89%
iShares ESG Advanced MSCI USA ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.68%	13.81%